5. Risk Management (Details 3)	12 Months Ended
Dec. 31, 2017
Banco do Brasil S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AA+(bra)
Banco do Brasil S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Banco do Brasil S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	-
Banco Santander Brasil S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	-
Banco Santander Brasil S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aaa.br
Banco Santander Brasil S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAA-
Caixa Economica Federal | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AA+(bra)
Caixa Economica Federal | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Caixa Economica Federal | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAA-
Banco Bradesco S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Banco Bradesco S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Banco Bradesco S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAA-
Itau Unibanco Holding S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Itau Unibanco Holding S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Itau Unibanco Holding S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAA-